THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 82.4%	Shares	Value
ARGENTINA — 0.2%
Cresud SACIF y A ADR	523,306	$4,018,992
IRSA Inversiones y Representaciones SA ADR	14,790	142,276
		4,161,268

BRAZIL — 1.1%
BrasilAgro - Brasileira de Propriedades Agricolas	385,100	1,789,279
Centrais Eletricas Brasileiras SA	3,164,511	22,077,138
		23,866,417

CANADA — 13.5%
Aris Mining Corp. * † (A)	4,652,864	20,759,528
Artemis Gold, Inc. *	2,879,229	24,587,049
Barrick Gold Corp.	1,829,435	33,862,842
Bear Creek Mining Corp. *	12,752,179	3,186,544
Dundee Corp., Cl A * (A)(B)	2,295,273	2,277,568
Equinox Gold Corp. *	8,382,247	47,052,051
Fission Uranium Corp. *	6,369,047	5,351,171
Gabriel Resources, Ltd. * † (A)	59,839,056	650,118
International Tower Hill Mines, Ltd. * (A)(B)	6,548,183	2,927,693
Northern Dynasty Minerals, Ltd. (CAD) * (A)	2,873,848	1,124,020
Northern Dynasty Minerals, Ltd. (USD) *	15,400,762	5,929,293
Novagold Resources, Inc. * (A)	6,363,839	30,419,150
Pan American Silver Corp.	179,645	4,129,890
Perpetua Resources Corp. * (A)	2,292,444	15,565,695
Sandstorm Gold, Ltd.	923,629	5,310,867
Seabridge Gold, Inc. (CAD) *	1,422,848	23,610,218
Seabridge Gold, Inc. (USD) * (A)	1,371,204	22,761,986
Sprott, Inc.	117,821	5,250,807
Western Copper & Gold Corp. *	3,158,640	3,523,200
Wheaton Precious Metals Corp.	591,395	35,341,765
		293,621,455

CHILE — 0.6%
Sociedad Quimica y Minera de Chile SA ADR	354,440	13,489,986

CHINA — 4.6%
Alibaba Group Holding, Ltd. ADR	135,320	10,669,982

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued	Shares	Value
CHINA — continued
Baidu, Inc., Cl A *	1,954,050	$21,665,742
CGN Power Co., Ltd., Cl H (C)	23,573,000	9,626,486
China Communications Services Corp., Ltd., Cl H	40,632,000	20,874,801
Guangshen Railway Co., Ltd., Cl H (A)	45,508,679	13,859,596
Hi Sun Technology China, Ltd. * (A)(B)	82,332,000	3,796,829
PAX Global Technology, Ltd.	7,230,000	4,056,700
Shanghai Electric Group Co., Ltd., Cl H *	53,730,000	10,451,198
Sinopec Engineering Group Co., Ltd., Cl H	917,500	584,723
Sinopharm Group Co., Ltd., Cl H	2,076,400	4,870,285
		100,456,342

FRANCE — 2.1%
Carrefour SA	2,089,134	31,164,150
Euroapi SA * (A)	3,367,352	13,588,380
		44,752,530

GERMANY — 2.3%
K+S AG (A)	3,863,558	49,772,942

HONG KONG — 4.0%
CK Hutchison Holdings, Ltd.	10,684,500	55,817,010
First Pacific Co., Ltd.	32,514,000	14,471,355
K Wah International Holdings, Ltd.	290,000	64,898
Luks Group Vietnam Holdings Co., Ltd. (A)(B)	9,255,000	923,978
SJM Holdings, Ltd. *	31,294,000	10,086,971
WH Group, Ltd.	7,133,000	4,636,766
		86,000,978

INDONESIA — 0.3%
Indofood Sukses Makmur Tbk PT	14,345,700	5,404,512
United Tractors TbK PT	844,100	1,340,009
		6,744,521

JAPAN — 5.1%
Electric Power Development Co., Ltd.	321,200	5,309,701
Fukuda Corp.	171,000	7,060,043
Inpex Corp.	411,900	6,360,352
Japan Petroleum Exploration Co., Ltd.	260,800	10,753,489

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued	Shares	Value
JAPAN — continued
Kamigumi Co., Ltd.	613,550	$13,992,521
Kato Sangyo Co., Ltd.	233,400	6,645,147
Kyorin Pharmaceutical Co., Ltd. (A)	1,961,900	22,422,366
Medipal Holdings Corp.	261,200	4,714,732
Suzuken Co., Ltd.	327,600	11,939,000
West Japan Railway Co.	1,133,000	22,305,417
		111,502,768

KAZAKHSTAN — 3.0%
Halyk Savings Bank of Kazakhstan JSC GDR	939,452	16,594,142
NAC Kazatomprom JSC (C)	1,110,803	42,240,298
NAC Kazatomprom JSC GDR	182,913	6,955,598
		65,790,038

LEBANON — 0.1%
Solidere ADR *(B)(D)	174,732	2,147,893

MALAYSIA — 0.7%
Genting Plantations BHD	5,260,700	6,531,051
Oriental Holdings BHD	5,799,900	8,710,264
		15,241,315

RUSSIA — 4.0%
Etalon Group PLC GDR * (A)(B)(D)	12,219,734	3,323,768
Federal Grid - Rosseti PJSC *(B)(D)	17,511,927,373	6,180,589
Gazprom PJSC *(B)(D)	25,899,221	12,227,022
Lenta International PJSC GDR *(B)(D)	6,287,850	5,119,567
LSR Group PJSC, Cl A (B)(D)	1,673,664	4,328,622
Moscow Exchange MICEX-RTS PJSC (B)(D)	14,084,614	11,537,615
Polyus PJSC GDR *(B)(D)	613,103	14,052,689
RusHydro PJSC (B)(D)	6,529,118,388	13,711,149
Sberbank of Russia PJSC (B)(D)	12,648,865	12,914,152
VTB Bank PJSC (B)(D)	9,484,622	3,295,579
		86,690,752

SINGAPORE — 3.8%
First Resources, Ltd.	20,501,500	22,741,435
Golden Agri-Resources, Ltd. (A)	265,609,400	54,643,963

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued	Shares	Value
SINGAPORE — continued
Yoma Strategic Holdings, Ltd. * (A)	66,818,200	$6,117,262
		83,502,660

SOUTH AFRICA — 6.3%
Anglo American Platinum, Ltd.	1,363,295	52,916,855
Harmony Gold Mining Co., Ltd. ADR	1,158,731	11,262,866
Impala Platinum Holdings, Ltd.	13,904,214	71,428,890
		135,608,611

SOUTH KOREA — 17.4%
Chong Kun Dang Pharmaceutical Corp.	54,325	4,424,674
DL E&C Co., Ltd. (A)	895,091	23,022,903
GS Holdings Corp.	456,731	16,350,623
Hana Financial Group, Inc.	144,297	6,836,512
Hankook & Co., Ltd.	1,220,597	14,002,932
Hyundai Department Store Co., Ltd. (A)	760,756	26,137,321
Korea Electric Power Corp. *	2,533,312	36,559,684
Korea Electric Power Corp. ADR *	198,178	1,456,608
Korean Reinsurance Co.	1,770,465	10,678,254
KT Corp.	2,006,835	58,441,860
KT Corp. ADR	2,385,104	34,750,965
LG Corp.	539,668	34,415,822
LG Uplus Corp. (A)	11,027,402	80,655,204
Lotte Chemical Corp.	264,017	19,565,475
LX Holdings Corp.	577,714	2,997,006
LX INTERNATIONAL CORP.	121,052	2,715,073
PHA Co., Ltd.	420,687	3,633,606
		376,644,522

SRI LANKA — 0.2%
Hemas Holdings PLC (A)(B)	16,019,905	4,195,395

THAILAND — 0.5%
Kasikornbank PCL	2,959,100	10,930,558

UKRAINE — 0.8%
Astarta Holding PLC (A)(B)	659,000	5,154,023
MHP SE (LSE Shares) GDR *(B)	3,339,875	12,184,338

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued	Shares	Value
UKRAINE — continued
MHP SE (USD Shares) GDR * (A)(B)(C)	44,627	$162,806
		17,501,167

UNITED KINGDOM — 1.5%
Vodafone Group PLC	12,011,775	11,239,984
Yellow Cake PLC *(C)	2,885,418	20,649,556
		31,889,540

UNITED STATES — 10.3%
Arcadium Lithium PLC *	3,430,885	10,910,214
Newmont Corp.	37,760	1,852,883
Newmont Corp. CDI	1,717,435	82,903,359
Range Resources Corp.	1,196,342	37,361,761
Royal Gold, Inc.	266,029	36,743,926
Southwestern Energy Co. *	8,227,966	53,070,381
		222,842,524

TOTAL COMMON STOCK
(Cost $1,842,281,407)		1,787,354,182

U.S TREASURY OBLIGATIONS — 11.0%	Face Amount
U.S. Treasury Bills
5.315%, 08/29/24(E)	$109,174,700	108,726,695
5.253%, 10/10/24(E)	131,218,400	129,898,376
TOTAL U.S TREASURY OBLIGATIONS (Cost $238,624,153)		238,625,071

UNIT TRUST FUND — 1.5%	Shares
CANADA — 1.5%
Sprott Physical Uranium Trust *	1,664,513	31,285,346

TOTAL UNIT TRUST FUND
(Cost $13,532,973)		31,285,346

PREFERRED STOCK — 1.3%
BRAZIL — 0.5%
Petroleo Brasileiro SA (F)	1,423,500	9,377,335

CANADA — 0.0%
Gabriel Resources, Ltd.* (A)(B)(F)	4,960,582	53,894

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2024
(Unaudited)

PREFERRED STOCK — continued	Shares	Value
CANADA — continued
Gabriel Resources, Ltd. * (A)(B)(F)	3,471,971	$37,721
		91,615
GERMANY — 0.7%
Draegerwerk & KGaA , 0.900%(A)	289,709	15,235,623

SOUTH KOREA — 0.1%
Hyundai Motor Co., 4.170%	12,974	1,570,394
Hyundai Motor Co., Series 2 , 4.170%	8,932	1,085,578
		2,655,972
TOTAL PREFERRED STOCK
(Cost $23,945,492)		27,360,545

CONVERTIBLE BOND — 0.4%	Face Amount
INDIA — 0.0%
REI Agro, Ltd.
5.500%, 13/11/14(D)	$723,000	—
UNITED STATES — 0.4%
Northern Dynasty Minerals, Ltd.
2.000%, 11/12/32	7,108,000	8,824,653
TOTAL CONVERTIBLE BOND
(Cost $7,831,000)		8,824,653

RIGHTS — 0.1%	Number of Rights
CANADA — 0.1%
Pan American Silver Corp., Expires 02/22/29# *(B)(D)	2,399,627	1,103,828
TOTAL RIGHTS
(Cost $–)		1,103,828

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2024
(Unaudited)

WARRANT — 0.0%	Number of Warrants	Value
CANADA — 0.0%
Bear Creek Mining Corp., Expires 10/05/28*(B)	9,126,364	$727,121
TOTAL WARRANT
(Cost $534,546)		727,121
SHORT TERM INVESTMENT — 0.0%	Shares
Dreyfus Treasury Obligations Cash Management Fund, 5.190%(G)	578,963	578,963

TOTAL SHORT TERM INVESTMENT
(Cost $578,963)		578,963

PURCHASED OPTIONS — 0.6%
UNITED STATES — 0.6% *
TOTAL PURCHASED OPTIONS (Cost $41,682,878)		12,686,440

TOTAL INVESTMENTS— 97.3%
(Cost $2,169,011,412)		2,108,546,149
Other Assets and Liabilities, Net — 2.7%		59,586,521
NET ASSETS — 100.0%		$2,168,132,670

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.6%
Put Options
August 24 Puts on SPXW*	813	$442,815,084	$5,130.00	08/30/24	$934,950
July 24 Puts on SPXW*	943	513,621,924	5,100.00	07/31/24	9,430
October 24 Puts on SPXW*	864	470,593,152	5,440.00	10/31/24	8,415,360
September 24 Puts on SPXW*	853	464,601,804	5,235.00	09/30/24	3,326,700
TOTAL PURCHASED OPTIONS
(Cost $41,682,878)		$1,891,631,964			$12,686,440

*	Non-income producing security.
†	Restricted Equity.
#	Expiration date unavailable.
(A)	Affiliated investment.
(B)	Securities considered illiquid. The total value of such securities as of July 31, 2024 was $131,208,492 and represented 6.0% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2024
(Unaudited)

(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2024 was $77,315,912 and represents 3.6% of Net Assets.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	Rate unavailable.
(G)	The rate reported is the 7-day effective yield as of July 31, 2024.

ADR — American Depositary Receipt
CAD — Canadian Dollar
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company
LSE — London Stock Exchange
Ltd. — Limited
PJSC — Public Joint Stock Company
PLC — Public Limited Company
SPXW — Standard & Poor's 500 Index Options Weekly
USD — United States Dollar

As of July 31, 2024, the Global All-Cap Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at July 31, 2024, were as follows:

Description	Number of Shares	Acquisition Date/Right to Acquire Date	Cost	Market Value
Common Stock
Aris Mining Corp.	4,652,864	11/9/2020	$11,583,072	$20,759,528
Gabriel Resources, Ltd.	59,839,056	5/31/2021	16,615,300	650,118
			$28,198,372	$21,409,646

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2023 through July 31, 2024. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2023	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value as of 7/31/2024	Dividend/Interest Income
Aris Mining Corp.
$10,811,110	$1,226,962	$—	$—	$8,721,456	$20,759,528	$—
Astarta Holding PLC
4,675,382	—	—	—	478,641	5,154,023	354,423

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2024
(Unaudited)

Value as of 10/31/2023	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value as of 7/31/2024	Dividend/Interest Income
DL E&C Co., Ltd.
$22,757,828	$6,028,160	$(6,990,072)	$(2,835,040)	$4,062,027	$23,022,903	$310,142
Draegerwerk & KGaA
13,280,225	1,310,688	—	—	644,710	15,235,623	562,257
Dundee Corp., Cl A
1,831,905	—	(125,772)	(1,900,276)	2,471,711	2,277,568	—
Etalon Group PLC GDR
3,329,166	—	(198,032)	(707,025)	899,659	3,323,768	—
Euroapi SA
—	12,332,180	—	—	1,256,200	13,588,380	—
Gabriel Resources, Ltd.
2,614,745	—	—	—	(2,523,130)	91,615	—
Gabriel Resources, Ltd.
18,815,211	—	(515,923)	(212,942)	(17,436,228)	650,118	—
Golden Agri-Resources, Ltd.
56,939,897	—	(4,523,588)	(875,310)	3,102,964	54,643,963	1,202,234
Guangshen Railway Co., Ltd., Cl H
8,376,930	—	(415,786)	(346,413)	6,244,865	13,859,596	461,062
Hemas Holdings PLC
3,471,957	—	—	—	723,438	4,195,395	177,368
Hi Sun Technology China, Ltd.
4,471,072	756,387	—	—	(1,430,630)	3,796,829	—
Hyundai Department Store Co., Ltd.
22,903,940	6,843,566	—	—	(3,610,185)	26,137,321	634,490
International Tower Hill Mines, Ltd.
2,534,802	—	—	—	392,891	2,927,693	—
K+S AG
20,873,002	37,651,482	—	—	(8,751,542)	49,772,942	1,639,106
Kyorin Pharmaceutical Co., Ltd.
20,141,902	2,724,242	—	—	(443,778)	22,422,366	360,967
LG Uplus Corp.
46,415,319	37,143,029	—	—	(2,903,144)	80,655,204	2,661,013
Luks Group Vietnam Holdings Co., Ltd.
1,170,883	—	—	—	(246,905)	923,978	23,691
MHP SE (USD Shares) GDR
137,779	—	—	—	25,027	162,806	—
Northern Dynasty Minerals, Ltd. (CAD)
922,201	—	—	—	201,819	1,124,020	—
Novagold Resources, Inc.
11,556,818	9,864,061	(1,795,354)	(322,877)	11,116,502	30,419,150	—
Perpetua Resources Corp.
8,409,993	—	(256,985)	137,481	7,275,206	15,565,695	—
Seabridge Gold, Inc. (USD)
13,509,285	1,517,266	—	—	7,735,435	22,761,986	—
Yoma Strategic Holdings, Ltd.
3,706,613	—	—	—	2,410,649	6,117,262	—
Totals:
$303,657,965	$117,398,023	$(14,821,512)	$(7,062,402)	$20,417,658	$419,589,732	$8,386,753

Amounts designated as “—” are either $0 or have been rounded to $0.

KGI-QH-001-2200

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 70.3%	Shares	Value
BRAZIL — 1.0%
Centrais Eletricas Brasileiras SA	839,860	$5,859,264

CANADA — 8.5%
Barrick Gold Corp.	973,666	18,022,558
Equinox Gold Corp. *	1,005,662	5,645,081
Novagold Resources, Inc. * (A)	2,007,595	9,596,304
Pan American Silver Corp.	51,304	1,179,436
Wheaton Precious Metals Corp.	248,651	14,859,384
		49,302,763

CHILE — 0.6%
Sociedad Quimica y Minera de Chile SA ADR	93,959	3,576,080

CHINA — 5.1%
Alibaba Group Holding, Ltd. ADR	34,325	2,706,526
Baidu, Inc., Cl A *	520,750	5,773,872
CGN Power Co., Ltd., Cl H (B)	6,253,000	2,553,533
China Communications Services Corp., Ltd., Cl H	10,908,000	5,604,015
Guangshen Railway Co., Ltd., Cl H (A)	10,554,000	3,214,204
PAX Global Technology, Ltd.	3,664,000	2,055,843
Shanghai Electric Group Co., Ltd., Cl H *	13,730,000	2,670,667
Shanghai Mechanical and Electrical Industry Co., Ltd., Cl B	4,311,615	3,772,663
Sinopharm Group Co., Ltd., Cl H	541,200	1,269,408
		29,620,731

FRANCE — 1.4%
Carrefour SA	538,041	8,026,096

GERMANY — 2.8%
K+S AG (A)	1,237,882	15,947,225

HONG KONG — 3.3%
CK Hutchison Holdings, Ltd.	2,714,500	14,180,848
K Wah International Holdings, Ltd.	3,699,000	827,784
SJM Holdings, Ltd. *	8,248,000	2,658,572
WH Group, Ltd.	1,796,500	1,167,805
		18,835,009

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued	Shares	Value
INDONESIA — 0.7%
Indofood Sukses Makmur Tbk PT	9,156,100	$3,449,414
United Tractors TbK PT	214,200	340,042
		3,789,456
JAPAN — 3.4%
Electric Power Development Co., Ltd.	81,700	1,350,568
Inpex Corp.	316,600	4,888,777
Kamigumi Co., Ltd.	156,800	3,575,955
Medipal Holdings Corp.	67,500	1,218,394
Suzuken Co., Ltd.	86,500	3,152,392
West Japan Railway Co.	289,600	5,701,367
		19,887,453

KAZAKHSTAN — 3.7%
Halyk Savings Bank of Kazakhstan JSC GDR	316,548	5,591,390
NAC Kazatomprom JSC (B)	335,296	12,750,238
NAC Kazatomprom JSC GDR	80,082	3,045,263
		21,386,891

RUSSIA — 6.2%
Federal Grid - Rosseti PJSC *(C)(D)	3,021,385,233	1,066,356
Gazprom Neft PJSC (C)(D)	2,817,940	6,803,236
Gazprom PJSC *(C)(D)	8,122,810	3,823,494
Lenta International PJSC GDR *(C)(D)	1,271,467	1,035,228
LSR Group PJSC, Cl A (C)(D)	510,671	1,320,756
Moscow Exchange MICEX-RTS PJSC (C)(D)	5,746,159	4,707,049
Polyus PJSC GDR *(C)(D)	249,258	5,713,143
RusHydro PJSC (C)	991,278,397	2,122,471
Sberbank of Russia PJSC (C)(D)	8,292,394	8,466,312
VTB Bank PJSC (C)(D)	2,329,481	809,414
		35,867,459

SINGAPORE — 2.7%
Golden Agri-Resources, Ltd. (A)	76,439,700	15,725,980

SOUTH AFRICA — 7.2%
Anglo American Platinum, Ltd.	487,706	18,930,509
Harmony Gold Mining Co., Ltd. ADR	291,522	2,833,594

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued	Shares	Value
SOUTH AFRICA — continued
Impala Platinum Holdings, Ltd.	3,916,549	$20,120,141
		41,884,244

SOUTH KOREA — 13.4%
DL E&C Co., Ltd. (A)	170,722	4,391,192
GS Holdings Corp.	116,395	4,166,852
Hana Financial Group, Inc.	38,134	1,806,715
Korea Electric Power Corp. *	532,945	7,691,236
Korea Electric Power Corp. ADR *	272,687	2,004,249
KT Corp.	548,556	15,974,723
KT Corp. ADR	533,487	7,772,906
LG Corp.	135,825	8,661,861
LG Uplus Corp. (A)	2,775,421	20,299,627
Lotte Chemical Corp.	67,467	4,999,768
		77,769,129

THAILAND — 0.5%
Kasikornbank PCL	773,000	2,855,368

UKRAINE — 0.5%
MHP SA GDR * (A)(D)	792,536	2,891,284

UNITED KINGDOM — 2.0%
Vodafone Group PLC	3,054,721	2,858,447
Yellow Cake PLC *(B)	1,228,900	8,794,649
		11,653,096

UNITED STATES — 7.3%
Arcadium Lithium PLC *	894,105	2,843,254
Newmont Corp.	36,694	1,800,575
Newmont Corp. CDI	525,000	25,342,622
Royal Gold, Inc.	86,340	11,925,281
		41,911,732

TOTAL COMMON STOCK
(Cost $445,591,660)		406,789,260

U.S TREASURY OBLIGATIONS — 16.9%	Face Amount
U.S. Treasury Bills
5.315%, 08/29/24(E)	$49,395,600	49,192,902

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2024
(Unaudited)

U.S TREASURY OBLIGATIONS — continued	Face Amount	Value
5.253%, 10/10/24(E)	$49,374,200	$48,877,508
TOTAL U.S TREASURY OBLIGATIONS (Cost $98,070,265)		98,070,410

UNIT TRUST FUND — 1.1%	Shares
CANADA — 1.1%
Sprott Physical Uranium Trust *	354,470	6,662,439

TOTAL UNIT TRUST FUND
(Cost $4,755,148)		6,662,439

PREFERRED STOCK — 1.0%
BRAZIL — 0.9%
Petroleo Brasileiro SA (F)	754,300	4,968,966
SOUTH KOREA — 0.1%
Hyundai Motor Co., Series 2 , 4.170%	4,543	552,148

TOTAL PREFERRED STOCK
(Cost $3,302,816)		5,521,114

SHORT TERM INVESTMENT — 0.9%
Dreyfus Treasury Obligations Cash Management Fund, 5.190%(G)	5,127,207	5,127,207

TOTAL SHORT TERM INVESTMENT
(Cost $5,127,207)		5,127,207

PURCHASED OPTIONS — 0.5%
UNITED STATES — 0.5% *
TOTAL PURCHASED OPTIONS (Cost $9,954,258)		2,862,150

TOTAL INVESTMENTS— 90.7%
(Cost $566,801,354)		525,032,580
Other Assets and Liabilities, Net — 9.3%		53,708,257
NET ASSETS — 100.0%		$578,740,837

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2024
(Unaudited)

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.5%
Put Options
August 24 Puts on SPXW*	206	$112,201,608	$5,130.00	08/30/24	$236,900
July 24 Puts on SPXW*	237	129,086,316	5,100.00	07/31/24	2,370
October 24 Puts on SPXW*	182	99,129,576	5,440.00	10/31/24	1,772,680
September 24 Puts on SPXW*	218	118,737,624	5,235.00	09/30/24	850,200
TOTAL PURCHASED OPTIONS
(Cost $9,954,258)		$459,155,124			$2,862,150

*	Non-income producing security.
(A)	Affiliated investment.

(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2024 was $25,266,224 and represents 4.4% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Securities considered illiquid. The total value of such securities as of July 31, 2024 was $36,636,272 and represented 6.3% of Net Assets.
(E)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	Rate unavailable.
(G)	The rate reported is the 7-day effective yield as of July 31, 2024.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company
Ltd. — Limited
PJSC — Public Joint Stock Company
PLC — Public Limited Company
SPXW — Standard & Poor's 500 Index Options Weekly

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2024
(Unaudited)

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2023 through July 31, 2024. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2023	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value as of 7/31/2024	Dividend/Interest Income
DL E&C Co., Ltd.
$4,790,889	$1,066,772	$(1,742,533)	$(1,809,787)	$2,085,851	$4,391,192	$60,266
Golden Agri-Resources, Ltd.
16,382,341	—	(1,297,468)	(35,545)	676,652	15,725,980	345,991
Guangshen Railway Co., Ltd., Cl H
1,887,545	—	—	—	1,326,659	3,214,204	103,890
K+S AG
8,293,879	10,604,334	—	—	(2,950,988)	15,947,225	567,538
LG Uplus Corp.
8,830,353	12,286,315	—	—	(817,041)	20,299,627	697,912
MHP SA GDR
2,446,827	—	—	—	444,457	2,891,284	—
Novagold Resources, Inc.
5,022,283	3,353,100	(2,172,561)	(457,477)	3,850,959	9,596,304	—
Totals:
$47,654,117	$27,310,521	$(5,212,562)	$(2,302,809)	$4,616,549	$72,065,816	$1,775,597

Amounts designated as “—” are either $0 or rounded to $0.

KGI-QH-002-1900